Convertible Senior Notes - Summary Of Maturities Of Long Term Debt (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Debt Disclosure [Abstract]
2023	¥ 33,362
2024	33,362
2025	2,685,642
Less imputed interest	106,198
Total	¥ 2,646,168	$ 383,658	¥ 0